UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	Series A Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE2, Class 23A, 0.56%, 3/25/37 (a)	$196		$149,517
Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, 0.00%, 10/20/27 (b)	250		225,000
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A4, 0.66%, 8/25/36 (a)	630		369,806
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (a)	2,532		1,580,698
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SL1, Class A3, 0.64%, 9/25/36 (a)(b)	7,385		1,540,507
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 7/25/27	1,448		1,556,888
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.48%, 10/15/36 (a)	742		628,993
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, 0.43%, 11/25/36 (a)	1,390		1,285,675
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)	1,964		1,173,430
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M2, 7.17%, 4/15/40 (a)	2,518		1,725,904
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 0.49%, 11/25/36 (a)	2,504		1,100,915
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.02%, 10/20/28 (a)(b)	500		462,160
OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28 (b)	1,000		998,670
Santander Drive Auto Receivables Trust, Series 2012-AA, Class Cert, 0.00%, 12/16/19 (b)	—	(d)	1,175,000
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (b)	1,000		919,927
Solarcity LMC Series IV LLC, Series 2015-1, Class A, 4.18%, 8/21/45 (b)	99		95,426
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (b)	500		498,811
Series 2014-AA, Class C, 4.45%, 12/15/22 (b)	650		647,511
Total Asset-Backed Securities — 49.1%			16,134,838

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 19.0%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (b)(c)	$487	$474,662
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A1, 0.59%, 3/25/37 (a)	641	518,674
Countrywide Alternative Loan Trust:
Series 2005-76, Class 2A1, 1.26%, 2/25/36 (a)	1,255	1,100,257
Series 2006-OA10, Class 4A1, 0.61%, 8/25/46 (a)	3,240	2,469,327
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.62%, 4/25/46 (a)	663	536,606
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.64%, 6/25/37 (a)	1,385	1,141,618

		6,241,144
Commercial Mortgage-Backed Securities — 21.8%
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class D, 4.26%, 5/10/48 (a)	500	388,060
FREMF Mortgage Trust, Series 2015-K50, Class C, 3.78%, 8/25/25 (a)(b)	1,000	789,531
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)	1,000	922,741
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)	500	407,955
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (a)	1,250	1,270,234
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)	500	467,816
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 5.93%, 9/15/28 (a)(b)	1,000	998,563
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)	1,000	769,252
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)	500	356,646
Series 2015-NXS4, Class D, 3.76%, 12/15/48 (a)	1,000	782,800

		7,153,598
Interest Only Commercial Mortgage-Backed Securities — 8.0%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.16%, 11/15/48 (a)(b)	13,376	995,056

Portfolio Abbreviations
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
AGM	Assured Guaranty Municipal Corp.	OTC	Over-the-counter
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust
EDA	Economic Development Authority	TBA	To-be-announced
GO	General Obligation Bonds
IDA	Industrial Development Authority

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	1

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 8/10/35 (a)(b)	$12,500	$245,375
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.19%, 4/10/47 (a)	7,161	470,043
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, 1.16%, 10/15/48 (a)	5,695	450,996
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.19%, 9/15/57 (a)	6,747	483,858

		2,645,328
Total Non-Agency Mortgage-Backed Securities — 48.8%		16,040,070

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac, Series K721, Class X1, 0.46%, 8/25/22 (a)	13,000	253,053

Total Long-Term Investments (Cost — $32,428,435) — 98.6%		32,427,961

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, Institutional Class, 0.00% (e)	551,657	$551,657
Total Short-Term Securities (Cost — $551,657) — 1.7%		551,657
Total Investments (Cost — $32,980,092*) — 100.3%		32,979,618
Liabilities in Excess of Other Assets — (0.3)%		(103,429)

Net Assets — 100.0%		$32,876,189

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$32,980,092

Gross unrealized appreciation	$475,412
Gross unrealized depreciation	(475,886)

Net unrealized depreciation	$(474)

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Amount is less than $500.

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Depreciation
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	BBB-	$10	$(1,252)	$(1,063)	$(189)

[1]	Using[S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

2	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (concluded)	Series A Portfolio

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$13,178,582	$2,956,256	$16,134,838
Non-Agency Mortgage-Backed Securities	—	14,010,108	2,029,962	16,040,070
U.S. Government Sponsored Agency Securities	—	253,053	—	253,053
Short-Term Securities	$551,657	—	—	551,657

Total	$551,657	$27,441,743	$4,986,218	$32,979,618

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Credit contracts	—	$(189)	—	$(189)

[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of September 21, 2015	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	$620	$2,415	$3,035
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	167,922	(30,461)	137,461
Purchases	2,787,714	2,058,008	4,845,722
Sales	—	—	—

Closing Balance, as of December 31, 2015	$2,956,256	$2,029,962	$4,986,218

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015	$167,922	$(30,461)	$137,461

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $12,127 is categorized as Level 1 within the disclosure hierarchy.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	3

Schedule of Investments December 31, 2015 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Banks — 1.2%
JPMorgan Chase & Co.:
6.00% (a)(b)	$975	$973,639
7.90% (a)(b)	1,850	1,883,300
Wells Fargo & Co.:
5.88% (a)(b)	225	236,813
5.90% (a)(b)	1,100	1,109,625

		4,203,377
Capital Markets — 0.4%
State Street Capital Trust IV, 1.51%, 6/01/77 (a)	1,075	878,813
State Street Corp.,5.25% (a)(b)	315	315,394

		1,194,207
Consumer Finance — 0.2%
American Express Co.,4.90% (a)(b)	725	688,750
Diversified Financial Services — 0.1%
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	510,000
Industrial Conglomerates — 0.2%
General Electric Co.:
4.00% (a)(b)	98	98,000
4.10% (a)(b)	172	171,570
4.20% (a)(b)	328	326,360

		595,930
Insurance — 0.9%
Allstate Corp.,5.75%, 8/15/53 (a)	835	858,380
MetLife Capital Trust IV, 7.88%, 12/15/67 (c)	420	512,400
MetLife, Inc.,5.25% (a)(b)	900	915,750
New York Life Insurance Co.,6.75%, 11/15/39 (c)	600	769,759

		3,056,289
Media — 0.7%
NBCUniversal Enterprise, Inc.,5.25% (b)(c)	2,200	2,332,000
Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust, 5.63%, 5/20/75 (a)	359	331,926
Total Capital Trusts — 3.8%		12,912,479

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Lockheed Martin Corp.:
3.10%, 1/15/23	95	94,937
3.55%, 1/15/26	145	145,510
4.07%, 12/15/42	575	532,117
4.70%, 5/15/46	110	112,681
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,320,986
United Technologies Corp.:
1.80%, 6/01/17	820	824,629
6.05%, 6/01/36	450	539,613
4.50%, 6/01/42	340	342,393

		3,912,866
Air Freight & Logistics — 0.2%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	501	503,076
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 4/01/24	136	135,632
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (c)	843	870,156

Corporate Bonds	Par (000)	Value
Airlines (continued)
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	$837	$843,048
Virgin Australia Trust, 5.00%, 4/23/25 (c)	239	246,573

		2,095,409
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	225	226,125
4.88%, 3/15/19	501	496,491
5.88%, 2/01/22	600	586,500

		1,309,116
Automobiles — 1.3%
Daimler Finance North America LLC, 1.25%, 1/11/16 (c)	2,300	2,300,097
Volkswagen Group of America Finance LLC:
1.60%, 11/20/17 (c)	1,050	1,019,490
1.65%, 5/22/18 (c)	1,075	1,032,170

		4,351,757
Banks — 12.1%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	975	1,000,439
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,498,132
Bank of America Corp.:
6.05%, 5/16/16	1,350	1,372,263
6.50%, 8/01/16	3,330	3,427,123
5.63%, 10/14/16	325	335,288
5.75%, 12/01/17	1,755	1,877,411
5.70%, 1/24/22	2,125	2,396,350
4.20%, 8/26/24	1,210	1,200,535
4.00%, 1/22/25	605	592,251
3.95%, 4/21/25	540	525,835
Bank of America N.A., 1.65%, 3/26/18	1,075	1,066,914
Barclays Bank PLC, 5.14%, 10/14/20	300	325,560
Barclays PLC, 2.75%, 11/08/19	805	802,059
Citigroup, Inc.:
1.85%, 11/24/17	1,400	1,397,934
1.70%, 4/27/18	1,100	1,089,096
2.15%, 7/30/18	1,040	1,039,229
2.50%, 7/29/19	950	948,568
4.40%, 6/10/25	1,300	1,313,010
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	1,050	1,062,835
HSBC Holdings PLC:
4.25%, 3/14/24	550	551,994
4.25%, 8/18/25	1,500	1,488,611
HSBC USA, Inc., 1.70%, 3/05/18	955	949,669
ING Bank NV, 2.50%, 10/01/19 (c)	950	951,870
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	630,314
JPMorgan Chase & Co.:
1.70%, 3/01/18	1,075	1,069,787
2.20%, 10/22/19	1,655	1,641,596
2.25%, 1/23/20	1,800	1,770,806
3.20%, 1/25/23	400	398,694
4.95%, 6/01/45	950	949,818
Lloyds Bank PLC, 2.00%, 8/17/18	1,050	1,050,798
Macquarie Bank Ltd., 1.60%, 10/27/17 (c)	1,300	1,290,518
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	1,048	1,128,712
Santander Holdings USA, Inc., 4.50%, 7/17/25	230	234,128
Santander UK PLC, 5.00%, 11/07/23 (c)	253	263,361

4	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo & Co.:
3.68%, 6/15/16 (d)	$300	$303,750
3.50%, 3/08/22	1,500	1,545,525
4.13%, 8/15/23	350	363,500
5.61%, 1/15/44	200	222,180
4.65%, 11/04/44	605	588,591

		40,665,054
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,000	962,084
Biotechnology — 0.6%
Amgen, Inc.:
2.20%, 5/22/19	169	168,787
5.38%, 5/15/43	520	552,454
4.40%, 5/01/45	400	370,609
Biogen, Inc., 4.05%, 9/15/25	340	341,543
Gilead Sciences, Inc.:
3.25%, 9/01/22	135	135,935
3.65%, 3/01/26	235	236,993
4.75%, 3/01/46	245	247,946

		2,054,267
Capital Markets — 6.2%
Credit Suisse AG:
1.70%, 4/27/18	965	958,071
3.00%, 10/29/21	665	662,354
3.63%, 9/09/24	1,150	1,159,044
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	605	604,523
Deutsche Bank AG:
1.88%, 2/13/18	640	634,558
2.95%, 8/20/20	1,050	1,051,552
4.50%, 4/01/25	1,295	1,191,282
Goldman Sachs Group, Inc.:
1.05%, 5/22/17 (a)	1,075	1,073,505
6.25%, 9/01/17	635	680,046
6.15%, 4/01/18	850	923,029
2.63%, 1/31/19	1,000	1,007,150
2.55%, 10/23/19	1,470	1,469,425
5.75%, 1/24/22	165	187,641
4.25%, 10/21/25	310	307,631
4.80%, 7/08/44	975	969,347
4.75%, 10/21/45	217	215,563
Morgan Stanley:
6.25%, 8/28/17	885	947,590
1.88%, 1/05/18	1,240	1,238,782
2.20%, 12/07/18	225	225,117
7.30%, 5/13/19	1,625	1,866,652
5.63%, 9/23/19	265	292,454
5.50%, 7/28/21	10	11,204
4.35%, 9/08/26	655	657,141
UBS AG:
1.80%, 3/26/18	1,460	1,457,556
2.38%, 8/14/19	973	971,862

		20,763,079
Chemicals — 0.9%
CF Industries, Inc., 5.38%, 3/15/44	700	608,802
Eastman Chemical Co., 4.65%, 10/15/44	700	621,496
LyondellBasell Industries NV, 5.00%, 4/15/19	1,650	1,755,268

		2,985,566
Commercial Services & Supplies — 0.6%
ADT Corp., 2.25%, 7/15/17	400	398,000

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies (continued)
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	$1,575	$1,764,000

		2,162,000
Communications Equipment — 0.1%
Harris Corp., 3.83%, 4/27/25	200	196,986
Consumer Finance — 4.0%
American Express Credit Corp., 1.55%, 9/22/17	460	459,815
Capital One Bank USA N.A., 2.30%, 6/05/19	450	444,415
Capital One Financial Corp.:
4.75%, 7/15/21	55	59,574
3.50%, 6/15/23	850	844,805
4.20%, 10/29/25	535	528,233
Capital One N.A.:
2.35%, 8/17/18	1,100	1,102,067
2.40%, 9/05/19	250	247,347
2.95%, 7/23/21	735	727,546
Discover Bank:
2.60%, 11/13/18	700	699,441
3.10%, 6/04/20	1,292	1,294,932
Discover Financial Services, 3.85%, 11/21/22	650	644,070
Ford Motor Credit Co. LLC:
1.70%, 5/09/16	700	700,686
1.72%, 12/06/17	1,275	1,255,361
General Motors Financial Co., Inc.:
2.40%, 4/10/18	1,100	1,094,600
3.25%, 5/15/18	660	663,304
6.75%, 6/01/18	325	352,194
3.15%, 1/15/20	760	753,199
4.30%, 7/13/25	875	848,479
Synchrony Financial, 2.60%, 1/15/19	615	612,790

		13,332,858
Diversified Financial Services — 1.9%
GE Capital International Funding Co., 4.42%, 11/15/35 (c)	1,386	1,414,388
General Electric Capital Corp.:
6.75%, 3/15/32	308	402,435
6.15%, 8/07/37	205	257,357
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,262,444
Shell International Finance BV:
6.38%, 12/15/38	800	945,761
4.38%, 5/11/45	760	717,491
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	504	516,786
Voya Financial, Inc., 2.90%, 2/15/18	775	783,378

		6,300,040
Diversified Telecommunication Services — 2.8%
AT&T Inc.:
0.00%, 11/27/22 (c)(e)	1,000	778,654
4.30%, 12/15/42	76	64,942
4.80%, 6/15/44	65	59,549
4.35%, 6/15/45	105	89,824
4.75%, 5/15/46	1,368	1,252,535
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	955,308

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	5

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
3.65%, 9/14/18	$1,000	$1,045,691
7.75%, 12/01/30	750	960,272
4.27%, 1/15/36	1,475	1,331,627
6.25%, 4/01/37	850	954,168
3.85%, 11/01/42	425	347,389
4.86%, 8/21/46	725	686,376
4.67%, 3/15/55	912	791,799

		9,318,134
Electric Utilities — 5.1%
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	436,358
Duke Energy Carolinas LLC:
5.25%, 1/15/18	450	480,105
3.75%, 6/01/45	420	388,985
Duke Energy Progress, Inc., 6.30%, 4/01/38	750	956,060
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,178,653
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	841,431
Entergy Corp., 4.00%, 7/15/22	700	714,125
Eversource Energy, 1.60%, 1/15/18	125	123,679
Exelon Corp., 1.55%, 6/09/17	145	144,388
Florida Power & Light Co., 5.95%, 2/01/38	800	996,464
Great Plains Energy, Inc., 5.29%, 6/15/22 (d)	745	814,691
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,796,269
Kentucky Utilities Co., 5.13%, 11/01/40	375	419,556
MidAmerican Energy Holdings Co., 5.30%, 3/15/18	2,170	2,330,315
Northern States Power Co., 6.20%, 7/01/37	725	917,150
Ohio Power Co., 6.60%, 3/01/33	675	821,615
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	960	999,134
PacifiCorp, 6.00%, 1/15/39	450	546,025
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,152,583
3.15%, 4/01/22	775	760,599
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (c)	445	445,033

		17,263,218
Energy Equipment & Services — 0.2%
Halliburton Co.:
2.70%, 11/15/20	135	133,440
3.38%, 11/15/22	265	260,795
3.80%, 11/15/25	335	326,197

		720,432
Food & Staples Retailing — 0.9%
CVS Health Corp.:
3.38%, 8/12/24	650	643,281
5.30%, 12/05/43	425	456,485
5.13%, 7/20/45	716	754,257
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	768,877
6.50%, 8/15/37	160	206,663
6.20%, 4/15/38	230	288,400

		3,117,963
Food Products — 0.1%
Kraft Foods Group, Inc., 5.00%, 6/04/42	250	251,723

Corporate Bonds	Par (000)	Value
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	$800	$937,583
Health Care Equipment & Supplies — 2.1%
Becton Dickinson and Co.:
2.68%, 12/15/19	100	100,544
3.73%, 12/15/24	160	161,364
Boston Scientific Corp., 2.85%, 5/15/20	195	193,984
Covidien International Finance SA:
6.00%, 10/15/17	2,300	2,477,523
2.95%, 6/15/23	525	516,672
Medtronic, Inc.:
3.15%, 3/15/22	960	970,480
4.63%, 3/15/44	500	508,841
4.63%, 3/15/45	1,040	1,072,712
Zimmer Biomet Holdings, Inc.:
2.00%, 4/01/18	390	387,597
2.70%, 4/01/20	680	671,454

		7,061,171
Health Care Providers & Services — 1.8%
Aetna, Inc., 3.50%, 11/15/24	395	394,289
Anthem, Inc.:
4.35%, 8/15/20	1,275	1,350,420
4.65%, 1/15/43	300	285,469
5.10%, 1/15/44	300	301,182
Coventry Health Care, Inc., 5.45%, 6/15/21	850	938,849
UnitedHealth Group, Inc.:
3.35%, 7/15/22	75	76,713
2.88%, 3/15/23	1,175	1,162,512
3.75%, 7/15/25	770	793,774
4.63%, 11/15/41	645	654,648
4.75%, 7/15/45	120	126,395

		6,084,251
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
2.75%, 12/09/20	85	84,941
3.70%, 1/30/26	365	364,700
4.88%, 12/09/45	190	191,157

		640,798
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	968,937
Industrial Conglomerates — 0.4%
Eaton Corp., 4.15%, 11/02/42	900	829,913
Tyco Electronics Group SA, 3.50%, 2/03/22	600	610,894

		1,440,807
Insurance — 1.8%
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	898,948
American International Group, Inc.:
6.40%, 12/15/20	485	559,513
3.75%, 7/10/25	555	550,038
4.50%, 7/16/44	200	184,952
Aon PLC, 4.00%, 11/27/23	1,760	1,803,444
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (c)	575	834,957
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,298,198

		6,130,050

6	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd., 1.63%, 11/28/17	$975	$962,778
IT Services — 0.7%
Fidelity National Information Services, Inc.:
3.50%, 4/15/23	625	596,756
5.00%, 10/15/25	425	436,683
Visa, Inc.:
2.80%, 12/14/22	510	512,108
3.15%, 12/14/25	620	620,766

		2,166,313
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., 6.00%, 3/01/20	820	909,014
Thermo Fisher Scientific, Inc., 2.15%, 12/14/18	220	219,835

		1,128,849
Machinery — 0.5%
AGCO Corp., 5.88%, 12/01/21	132	142,174
John Deere Capital Corp.:
1.35%, 1/16/18	790	786,824
2.38%, 7/14/20	830	827,986

		1,756,984
Media — 3.8%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	899,576
CCO Safari II LLC:
3.58%, 7/23/20 (c)	2,045	2,032,748
4.46%, 7/23/22 (c)	910	906,824
4.91%, 7/23/25 (c)	242	241,764
6.48%, 10/23/45 (c)	670	671,098
6.83%, 10/23/55 (c)	57	56,158
Comcast Corp.:
4.25%, 1/15/33	650	638,706
6.50%, 11/15/35	550	689,323
6.55%, 7/01/39	500	629,729
4.50%, 1/15/43	225	224,074
4.60%, 8/15/45	300	303,757
COX Communications, Inc., 8.38%, 3/01/39 (c)	442	487,065
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/20	800	866,406
3.80%, 3/15/22	1,110	1,117,018
5.15%, 3/15/42	325	303,009
Discovery Communications LLC, 4.88%, 4/01/43	390	321,015
Grupo Televisa SAB, 6.63%, 1/15/40	900	933,642
Sky PLC:
2.63%, 9/16/19 (c)	200	199,076
3.75%, 9/16/24 (c)	510	498,104
Time Warner Cable, Inc.:
8.25%, 4/01/19	695	798,069
4.50%, 9/15/42	137	107,515

		12,924,676
Metals & Mining — 0.8%
Barrick Gold Corp., 4.10%, 5/01/23	148	126,963
Freeport-McMoRan, Inc.:
3.55%, 3/01/22	830	481,400
5.40%, 11/14/34	500	265,000
Rio Tinto Finance USA Ltd.:
3.75%, 6/15/25	74	67,174
7.13%, 7/15/28	550	648,500
Rio Tinto Finance USA PLC, 4.75%, 3/22/42	55	47,185
Southern Copper Corp.:
6.75%, 4/16/40	300	256,602

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
5.88%, 4/23/45	$850	$651,204

		2,544,028
Multi-Utilities — 2.4%
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18	1,475	1,593,490
4.50%, 2/01/45	900	864,713
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	927,359
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,787,917
Dominion Gas Holdings LLC, 2.50%, 12/15/19	845	844,088
NiSource Finance Corp., 5.25%, 2/15/43	440	467,454
Pacific Gas & Electric Co., 3.85%, 11/15/23	575	597,422
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,106,614

		8,189,057
Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp., 6.38%, 9/15/17	1,545	1,620,121
Canadian Natural Resources Ltd.:
1.75%, 1/15/18	495	481,450
5.90%, 2/01/18	1,700	1,769,901
Chevron Corp., 2.19%, 11/15/19	255	254,887
ConocoPhillips Co., 3.35%, 11/15/24	370	338,371
Continental Resources, Inc.:
7.13%, 4/01/21	460	426,597
5.00%, 9/15/22	1,300	958,750
4.50%, 4/15/23	400	287,384
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	526,730
Energy Transfer Partners LP:
6.70%, 7/01/18	925	972,674
5.20%, 2/01/22	1,130	1,055,708
4.05%, 3/15/25	1,560	1,281,166
6.50%, 2/01/42	560	455,445
Enterprise Products Operating LLC:
6.45%, 9/01/40	800	760,099
5.70%, 2/15/42	490	435,782
4.90%, 5/15/46	1,120	915,251
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20	762	491,490
Kerr-McGee Corp., 7.88%, 9/15/31	450	485,492
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17	1,325	1,340,488
6.50%, 4/01/20	390	397,918
4.25%, 9/01/24	768	653,289
7.30%, 8/15/33	800	732,938
5.00%, 3/01/43	190	140,752
Kinder Morgan, Inc.:
2.00%, 12/01/17	80	77,079
6.50%, 9/15/20	925	920,936
Marathon Petroleum Corp., 4.75%, 9/15/44	631	515,777
Noble Energy, Inc., 5.25%, 11/15/43	425	342,855
Phillips 66, 4.88%, 11/15/44	828	738,711
Pioneer Natural Resources Co.:
6.88%, 5/01/18	880	934,871
3.45%, 1/15/21	255	235,455
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	798,113
4.65%, 10/15/25	1,075	938,422
4.90%, 2/15/45	700	503,426
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	903,594
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,033,778
Sunoco, Inc., 5.75%, 1/15/17	530	532,730
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,244,375

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	7

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners LP, 5.38%, 6/01/21	$1,025	$1,037,487
Williams Cos., Inc., 3.70%, 1/15/23	1,200	828,917
Williams Partners LP:
4.50%, 11/15/23	1,300	1,052,219
3.90%, 1/15/25	1,082	813,070
6.30%, 4/15/40	225	172,654

		30,407,152
Pharmaceuticals — 4.4%
AbbVie, Inc.:
1.75%, 11/06/17	2,220	2,215,691
3.60%, 5/14/25	520	513,206
4.40%, 11/06/42	795	742,469
4.70%, 5/14/45	935	913,931
Actavis Funding SCS:
3.45%, 3/15/22	1,780	1,781,942
4.55%, 3/15/35	525	510,225
4.85%, 6/15/44	425	420,503
4.75%, 3/15/45	1,147	1,118,377
Allergan, Inc., 5.75%, 4/01/16	550	554,461
EMD Finance LLC, 1.70%, 3/19/18 (c)	1,800	1,782,832
Merck & Co., Inc.:
2.35%, 2/10/22	310	304,376
3.70%, 2/10/45	175	161,604
Mylan, Inc., 2.60%, 6/24/18	968	960,556
Pfizer, Inc., 5.20%, 8/12/20	900	1,008,077
Roche Holdings, Inc., 3.35%, 9/30/24 (c)	850	869,948
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	10,933
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	521,258
Wyeth LLC, 5.95%, 4/01/37	425	505,339

		14,895,728
Professional Services — 0.6%
Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,310,110
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	596,952

		1,907,062
Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.:
2.80%, 6/01/20	1,000	988,491
4.70%, 3/15/22	1,325	1,392,609
3.50%, 1/31/23	525	513,142
5.00%, 2/15/24	568	601,238
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,041,907
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	300,330
DDR Corp., 4.75%, 4/15/18	280	292,899
HCP, Inc., 3.75%, 2/01/16	525	525,739
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	802,336
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	719,061
10.35%, 4/01/19	280	343,603
4.25%, 10/01/44	225	224,025
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24 (c)	650	646,370

		8,391,750
Road & Rail — 1.0%
Burlington Northern Santa Fe LLC:
5.75%, 5/01/40	500	559,709
4.15%, 4/01/45	690	625,366
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,384,223

Corporate Bonds	Par (000)	Value
Road & Rail (continued)
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500	$569,899
Kansas City Southern, 2.35%, 5/15/20 (c)	370	357,219

		3,496,416
Software — 0.5%
Autodesk, Inc., 1.95%, 12/15/17	550	548,165
Microsoft Corp., 4.45%, 11/03/45	385	397,021
Oracle Corp., 4.13%, 5/15/45	925	877,071

		1,822,257
Specialty Retail — 0.5%
Home Depot, Inc.:
4.40%, 3/15/45	215	222,214
4.25%, 4/01/46	335	342,467
QVC, Inc., 4.38%, 3/15/23	1,250	1,186,436

		1,751,117
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., 4.38%, 5/13/45	960	969,323
Tobacco — 1.5%
Altria Group, Inc., 5.38%, 1/31/44	725	779,839
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (c)	950	945,699
Philip Morris International, Inc.:
3.88%, 8/21/42	700	639,383
4.25%, 11/10/44	550	531,153
Reynolds American, Inc.:
4.00%, 6/12/22	730	758,895
3.25%, 11/01/22	180	177,979
4.85%, 9/15/23	220	235,178
4.45%, 6/12/25	555	580,436
7.00%, 8/04/41	350	393,584

		5,042,146
Wireless Telecommunication Services — 1.8%
Alltel Corp., 7.88%, 7/01/32	470	578,269
America Movil SAB de CV, 2.38%, 9/08/16	3,140	3,151,514
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,581,450
Orange SA, 5.50%, 2/06/44	350	371,592
Vodafone Group PLC, 4.38%, 2/19/43	425	350,333

		6,033,158
Total Corporate Bonds — 77.3%		259,918,019

Foreign Agency Obligations
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	748,774
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	1,250	1,221,944
Export-Import Bank of Korea, 1.07%, 1/14/17 (a)	1,307	1,308,881
Petrobras Global Finance BV, 3.88%, 1/27/16	700	697,200
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,686,859
3.50%, 1/30/23	650	567,125
6.38%, 1/23/45	475	402,031
Total Foreign Agency Obligations — 2.0%		6,632,814

8	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series C Portfolio

Foreign Government Obligations	Par (000)	Value
Brazil — 0.1%
Federative Republic of Brazil, 5.00%, 1/27/45	$550	$367,125
Canada — 0.1%
Province of Manitoba, 3.05%, 5/14/24	469	476,844
Colombia — 0.3%
Republic of Colombia:
5.63%, 2/26/44	413	376,863
5.00%, 6/15/45	560	467,600

		844,463
Indonesia — 0.4%
Republic of Indonesia:
4.13%, 1/15/25	350	335,419
4.75%, 1/08/26	975	962,970

		1,298,389
Mexico — 0.8%
United Mexican States:
4.75%, 3/08/44	2,525	2,300,275
5.55%, 1/21/45	500	512,500

		2,812,775
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	295,800
Turkey — 0.1%
Republic of Turkey, 4.25%, 4/14/26	300	281,266
Uruguay — 0.1%
Republic of Uruguay, 5.10%, 6/18/50	375	323,437
Total Foreign Government Obligations — 2.0%		6,700,099

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	$1,000	1,251,900
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,459,141
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,640,284
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	586	697,920
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,237,808
State of California GO:
7.30%, 10/01/39	510	712,603
7.63%, 3/01/40	150	218,141
7.60%, 11/01/40	430	639,152
Total Taxable Municipal Bonds — 2.3%		7,856,949

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
2.88%, 8/15/45	$4,835	$4,695,611
3.00%, 11/15/45	975	972,067
U.S. Treasury Notes:
1.25%, 1/31/20	175	172,307
2.00%, 11/30/22-8/15/25	4,829	4,723,445
2.38%, 8/15/24	525	530,476
2.13%, 5/15/25	3,275	3,232,271
2.25%, 11/15/25	1,022	1,019,724
Total U.S. Treasury Obligations — 4.6%		15,345,901
Total Long-Term Investments (Cost — $295,926,510) — 88.2%		296,453,782

Short-Term Securities	Shares
Dreyfus Treasury Prime, Institutional Class, 0.00% (f)	22,956,548	22,956,548
Total Short-Term Securities (Cost — $22,956,548) — 6.8%		22,956,548

Options Purchased		Value
(Cost — $185,592) — 0.0%		19,862
Total Investments (Cost — $331,872,114*) — 98.8%		332,342,671
Other Assets Less Liabilities — 1.2%		3,968,222
Net Assets — 100.0%		$336,310,893

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	9

Schedule of Investments (continued)	Series C Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$331,872,114

Gross unrealized appreciation	$8,997,848
Gross unrealized depreciation	(8,527,291)

Net unrealized appreciation	$470,557

(a)	Variable rate security. Rate as of period end.

(b)	Perpetual security with no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.

(e)	Zero-coupon bond.

(f)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

     Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(11)	U.S. Treasury Bonds (30 Year)	March 2016	$1,691,250	$(4,828)
(27)	U.S. Treasury Notes (10 Year)	March 2016	$3,399,469	9,964
31	U.S. Treasury Notes (2 Year)	March 2016	$6,734,266	(10,869)
527	U.S. Treasury Notes (5 Year)	March 2016	$62,354,805	(106,104)
40	U.S. Ultra Treasury Bonds	March 2016	$6,347,500	(23,956)
(75)	Euro Dollar Futures	December 2016	$18,519,375	17,282
Total				$(118,511)

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	6/09/16	$4,440	$19,862

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	$16,000	$(21,760)

10	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series C Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.65%[1]	3-month LIBOR	N/A	11/30/19	$8,700	$(38,336)
1.66%[1]	3-month LIBOR	4/05/16[2]	5/31/20	$13,980	24,223
1.63%[1]	3-month LIBOR	4/05/16[2]	5/31/20	$7,400	21,783
2.38%[1]	3-month LIBOR	N/A	5/14/25	$1,900	(38,791)
Total					$(31,121)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$(19,416)	$(941)	$(18,475)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(22,569)	(11,711)	(10,858)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(18,734)	6,828	(25,562)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(22,048)	(4,042)	(18,006)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(13,724)	(9,092)	(4,632)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(19,357)	(9,687)	(9,670)
Total					$(115,848)	$(28,645)	$(87,203)

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	$200	$(744)	$(3,236)	$2,492
Anthem, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	16,400	(3,946)	20,346
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	22,524	2,018	20,506
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	$1,200	19,639	(1,026)	20,665
Host Hotels & Resorts LP	1.00%	Credit Suisse International	3/20/19	BBB	$825	2,246	(3,258)	5,504
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$14	151	43	108
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$6	60	19	41
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$1	7	2	5
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	$3	32	19	13
Total						$60,315	$(9,365)	$69,680

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	11

Schedule of Investments (concluded)	Series C Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$309,366,261	—	$309,366,261
Short-Term Securities	$22,956,548	—	—	22,956,548
Options Purchased	—	19,862	—	19,862

Total	$22,956,548	$309,386,123	—	$332,342,671

[1] See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$69,680	—	$69,680
Interest rate contracts	$27,246	46,006	—	73,252
Liabilities:
Credit contracts	—	(108,963)	—	(108,963)
Interest rate contracts	(145,757)	(77,127)	—	(222,884)

Total	$(118,511)	$(70,404)	—	$(188,915)

[2] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$128,896	—	—	$128,896
Cash pledged for financial futures contracts	618,710	—	—	618,710
Cash pledged for centrally cleared swaps	593,530	—	—	593,530

Total	$1,341,136	—	—	$1,341,136

During the period ended December 31, 2015, there were no transfers between levels.

12	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Methodist Home for the Aging Project, Series S, RB, 5.50%, 6/01/30	$500	$503,910
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,170,050

		1,673,960
Alaska — 1.0%
Alaska Industrial Development & Export Authority, Refunding RB, AMT, Snettisham Hydroelectric Project, 5.00%, 1/01/34	500	545,390
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 6/01/23	430	430,138

		975,528
Arizona — 1.2%
City of Phoenix IDA, Refunding RB:
Basis School Project, 5.00%, 7/01/45 (a)	140	143,837
Basis School Project, Series A, 5.00%, 7/01/35 (a)	45	47,076
Basis School Project, Series A, 5.00%, 7/01/46 (a)	50	51,357
Legacy Traditional Schools Project, 5.00%, 7/01/35 (a)	300	302,937
Legacy Traditional Schools Project, 5.00%, 7/01/45 (a)	100	97,886
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	578,910

		1,222,003
Arkansas — 0.5%
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	256,222
5.00%, 12/01/42	250	277,090

		533,312
California — 11.7%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 6/01/28	500	502,715
RB, Asset-Backed, 5.60%, 6/01/36	375	374,981
RB, Asset-Backed, 5.70%, 6/01/46	760	747,240
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 6/01/26	55	55,014
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 6/01/26	275	274,216
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 6/01/45	160	149,283
Refunding RB, Golden Gate Tobacco Project, Series A, 5.00%, 6/01/36	260	241,600
California Educational Facilities Authority, RB, Chapman University Project, 5.00%, 4/01/45	500	568,540
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	774,367
California Municipal Finance Authority:
RB, John Adams Academics Project, 5.00%, 10/01/35	250	254,055
RB, John Adams Academics Project, 5.25%, 10/01/45	250	253,835
RB, Sycamore Academy Project, 5.63%, 7/01/44 (a)	150	154,128

Municipal Bonds	Par (000)	Value
California (continued)
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 2/01/46	$250	$274,260
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (a)	770	829,667
California School Finance Authority, RB, Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	261,030
California Statewide Communities Development Authority, Refunding RB:
(AGM) 5.00%, 11/15/49	500	564,105
899 Charleston Project, Series A, 5.25%, 11/01/44	250	256,647
Huntington Memorial Hospital, Series B, 5.00%, 7/01/44	500	561,765
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 5/01/43	70	71,190
Series B, 5.63%, 5/01/29	125	127,125
Series B, 6.00%, 5/01/43	140	142,380
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 9/01/44	250	275,260
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 9/01/44	500	521,395
Golden State Tobacco Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/40	500	573,100
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	645	605,610
Oakland Unified School District, GO, Series A, 5.00%, 8/01/40	350	392,725
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	589,100
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:
5.00%, 6/01/37	750	698,123
5.13%, 6/01/46	500	454,190

		11,547,646
Colorado — 3.7%
Colorado Educational & Cultural Facilities Authority, Refunding RB:
Charter School-University Project, 5.00%, 12/15/45 (a)	500	496,915
Classical Academy Project, Series A, 5.00%, 12/01/38	350	387,926
Colorado Health Facilities Authority, Refunding RB:
Covenant Retirement Communities Project, 5.00%, 12/01/35	500	542,985
Evangelical Lutheran Good Project, 5.00%, 6/01/40	500	542,985
Sunny Vista Living Cener, Series A, 6.13%, 12/01/45	130	131,872
Sunny Vista Living Cener, Series A, 6.25%, 12/01/50	130	131,910
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	522,815
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	500	535,040
Park Creek Metropolitan District, Refunding Tax Allocation Bonds, Senior Limited Property Project, 5.00%, 12/01/45	360	400,439

		3,692,887

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	13

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Connecticut — 0.6%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	$215	$197,052
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 2/01/45 (a)	110	112,427
Refunding RB, Priority District Project, Series C, 6.25%, 2/01/30 (a)	330	329,244

		638,723
Delaware — 0.7%
Delaware State EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	380	392,916
Delaware Transportation Authority, RB, 5.00%, 6/01/55	240	270,715

		663,631
District of Columbia — 0.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	560	692,423
Florida — 5.5%
Alachua County Health Facilities Authority, RB, Shands Teaching Hospital & Clinics Project, 5.00%, 12/01/44	430	473,486
Babcock Ranch Community Independent Special District, Special Assessment Bonds, 4.25%, 11/01/21	340	340,017
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	500	554,450
Cape Coral Health Facilities Authority, Refunding RB, Senior Housing Gulf Care Project, 5.88%, 7/01/40 (a)	250	254,275
Capital Trust Agency, Inc., RB, Gardens Apartments Project, Series A, 5.00%, 7/04/50	500	509,850
Celebration Pointe Community Development District, Special Assessment Bonds, 5.13%, 5/01/45	250	253,777
Florida Development Finance Corp., RB, Renaissance Charter School Project, Series A, 6.13%, 6/15/44	150	153,117
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	258,025
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	389,256
Lakewood Ranch Stewardship District, Special Assessment Bonds, 4.88%, 5/01/35	250	254,983
Miami Beach Redevelopment Agency, Refunding Tax Allocation Bonds, City Center Project, (AGM) 5.00%, 2/01/44	750	834,727
Miami-Dade County IDA, RB, Biscayne Properties, Series A:
5.00%, 6/01/35	115	117,860
5.00%, 6/01/40	155	157,438
5.00%, 6/01/48	335	338,497
Orange County Health Facilities Authority, RB, Presbyterian Retirement Community Project, 5.00%, 8/01/35	250	272,643
Trout Creek Community Development District, Special Assessment Bonds, 5.63%, 5/01/45	250	249,443

		5,411,844
Georgia — 1.1%
Burke County Development Authority RB, Power Company Plant Vogtle Project, 2.35%, 10/01/32 (b)	300	304,275

Municipal Bonds	Par (000)	Value
Georgia (continued)
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 8/15/54	$250	$295,170
Municipal Electric Authority of Georgia, RB, Plant Voltage Units 3&4 Project, 5.00%, 7/01/60	235	254,954
Private Colleges & Universities Authority, RB, Savannah College of Art & Design Project, 5.00%, 4/01/44	250	274,590

		1,128,989
Hawaii — 0.8%
State of Hawaii Airports System RB, AMT, Series A, 5.00%, 7/01/45	500	556,750
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 1/01/45 (a)	220	221,745

		778,495
Idaho — 0.6%
Idaho Health Facilities Authority, RB, St. Luke’s Health Systems, Inc., Project, Series A, 5.00%, 3/01/44	500	552,105
Illinois — 6.3%
City of Chicago Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 1/01/39	500	545,770
City of Chicago, GO:
Refunding, Series A, 5.00%, 1/01/36	250	247,507
Series A, 5.50%, 1/01/39	400	418,484
City of Chicago, O’Hare International Airport Revenue, Refunding RB:
Senior Lien, Series D, 5.00%, 1/01/39	260	288,454
Series D5.00%, 1/01/46	1,000	1,113,320
City of Springfield Electric Revenue, Refunding RB, (AGM), Senior Lien, 5.00%, 3/01/40	800	898,712
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Project, 5.50%, 5/15/30	500	533,395
Senior, Rogers Park Montessori School Project, 6.13%, 2/01/45	150	155,154
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 6/15/53	390	428,509
Refunding RB, McCormick Project, Series B-2, 5.00%, 6/15/50	500	514,250
State of Illinois, GO:
5.00%, 2/01/39	300	313,368
5.00%, 5/01/39	275	287,562
Refunding, 5.00%, 8/01/18	500	531,480

		6,275,965
Indiana — 1.2%
City of Vincennes Refunding RB, Southwest Industrial Regional Project, 6.25%, 1/01/24	110	103,062
Indiana Finance Authority, RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	1,000	1,078,700

		1,181,762
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	750	791,227
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, Series C, 5.50%, 6/01/42	150	143,712
Capital Appreciation, Asset-Backed, Series B, 5.60%, 6/01/34	160	160,013

		1,094,952

14	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Senior Next Generation Information Project, 5.00%, 1/01/45	$500	$545,985
Louisiana — 0.2%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 9/15/44 (a)	150	151,700
Maryland — 1.1%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 7/01/44	250	255,850
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	150	169,423
Maryland Economic Development Corp., Refunding RB, University of Maryland Project, 5.00%, 7/01/39	100	106,698
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 7/01/40	500	550,825

		1,082,796
Massachusetts — 1.4%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 7/01/44	500	558,235
RB, Green Bonds, Boston Medical Center Project, 5.00%, 7/01/44	480	525,974
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	350,371

		1,434,580
Michigan — 2.2%
Michigan Finance Authority, Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 7/01/44	250	265,213
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 6/01/42	500	511,700
Wayne County Airport Authority, RB:
AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	270,733
Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	553,775
Series D, 5.00%, 12/01/40	500	559,255

		2,160,676
Minnesota — 1.4%
City of Brooklyn Park, RB, Athlos Leadership Academy Project, 5.25%, 7/01/30	350	352,867
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 7/01/37	740	764,598
City of Rochester, RB, Homestead Rochester, Inc. Project, 5.00%, 12/01/49	220	225,881
St. Paul Port Authority, RB, AMT, Gerdau St. Paul Steel Mill Project, 4.50%, 10/01/37	100	90,866

		1,434,212
Missouri — 2.0%
Kansas City IDA, Refunding RB, Kansas City United Methodist Church Project:
5.75%, 11/15/36 (a)	220	220,326
6.00%, 11/15/46 (a)	155	156,652
6.00%, 11/15/51 (a)	100	100,146
Missouri State Environmental Improvement & Energy Resources Authority, RB, Tri-County Water Authority Project, 5.00%, 1/01/40	500	572,000
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 5/01/35	400	403,952

Municipal Bonds	Par (000)	Value
Missouri (continued)
St Louis County IDA, Refunding RB, Nazareth Living Center Project, 4.15%, 8/15/21	$500	$500,255

		1,953,331
Nebraska — 0.6%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	556,200
New Jersey — 7.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	257,280
5.25%, 11/01/44	360	368,662
Essex County Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	250	259,107
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 9/15/19	850	895,237
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 4/01/31	100	119,273
RB, AMT, Private Activity - The Goethals Project, 5.38%, 1/01/43	500	551,350
RB, Leap Academy Charter School Project, Series A, 6.20%, 10/01/44	150	153,128
RB, Series WW, 5.25%, 6/15/40	1,000	1,073,960
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 8/01/49 (a)	250	258,537
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health Obligated Project:
4.25%, 7/01/44	395	406,360
5.00%, 7/01/44	220	242,213
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,000	1,115,440
Series E, 5.00%, 1/01/45	460	521,231
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA:
5.00%, 6/15/38	250	260,915
5.25%, 6/15/41	205	220,162
5.00%, 6/15/44	200	208,392
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	555	460,095

		7,371,342
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	325	344,831
New York — 12.3%
Build NYC Resource Corp.:
RB, 5.50%, 11/01/44	250	267,100
Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 1/01/35 (a)	100	107,410
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	1,000	999,800
City of New York Industrial Development Agency, RB, AMT, JFK International Airport Project, Series B-R, 2.00%, 8/01/28 (b)	1,530	1,532,953
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 5/01/44	195	208,693
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/45	495	477,977
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 7/01/44	500	547,420
Long Island Power Authority, Refunding RB, Series A, 5.00%, 9/01/44	500	564,400

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	15

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
New York (continued)
New York Counties Tobacco Trust IV, Refunding RB, Series A:
6.25%, 6/01/41 (a)	$550	$573,799
5.00%, 6/01/42	265	243,196
New York Liberty Development Corp.:
RB, Goldman Sachs Headquarters Project, 5.25%, 10/01/35	700	844,431
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	1,000	1,032,420
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	159,281
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	120,741
New York State Dormitory Authority, RB, Ichan School of Medicine at Mount Sinai Project, 5.00%, 7/01/40	500	565,785
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca Project, 5.00%, 7/01/44	500	540,970
TSASC, Inc., Refunding RB, Series 1 :
4.75%, 6/01/22	255	255,857
5.00%, 6/01/34	335	322,116
Ulster Tobacco Asset Securitization Corp., RB, Asset-Backed, 6.00%, 6/01/40	150	150,020
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	353	392,744
Westchester County Local Development Corp., Refunding RB:
Kendal on the Hudson Project, 5.00%, 1/01/34	900	972,729
Wartburg Senior Housing Project, Series A, 5.00%, 6/01/30 (a)	250	255,263
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,000	999,960

		12,135,065
North Carolina — 0.9%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1- 77, 5.00%, 6/30/54	115	120,812
North Carolina Medical Care Commission:
RB, Salemtowne Project, 5.38%, 10/01/45	250	259,737
Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	250	253,743
Town of Mooresville, Special Assessment Bonds, 5.38%, 3/01/40 (a)	250	254,525

		888,817
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2, 5.88%, 6/01/47	750	648,007
City of Cleveland, Refunding RB, AMT, Continental Airlines, Inc. Project, 5.70%, 12/01/19	400	401,076
County of Allen, Refunding RB, Mercy Health Project, Series A, 4.00%, 11/01/44	375	379,444
County of Franklin, RB, OPRS Communities Obligation Group Project, Series S, 6.13%, 7/01/40	585	643,939
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	334,039
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 6/30/53	370	401,050

		2,807,555

Municipal Bonds	Par (000)	Value
Oklahoma — 0.7%
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 6/01/35 (b)	$615	$683,597
Oregon — 0.4%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	163,080
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 7/01/45	250	252,220

		415,300
Pennsylvania — 5.7%
Delaware County Authority, RB, Villanova University Project:
4.00%, 8/01/45	400	416,420
5.00%, 8/01/45	250	284,227
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 4/01/33	250	258,240
Montgomery County IDA:
First Mortgage RB, NHS III Properties Project, 6.50%, 10/01/37	225	227,531
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 1/15/45	500	545,820
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	170	169,079
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 7/01/45	250	251,707
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 7/01/32	150	163,782
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 6/30/42	625	681,519
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	519,085
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 7/15/38	250	273,797
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/44	1,000	1,129,750
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 4/01/45	500	565,555
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 7/01/42	130	139,907

		5,626,419
Puerto Rico — 0.7%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 5/15/39	205	205,869
5.63%, 5/15/43	490	490,779
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	60	40,357

		737,005
Rhode Island — 1.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	100	104,425
Series B, 4.50%, 6/01/45	750	756,285

16	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
Series B, 5.00%, 6/01/50	$310	$317,474

		1,178,184
South Carolina — 2.1%
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/55	500	556,345
South Carolina State Public Service Authority, Refunding RB:
Series A, 5.50%, 12/01/54	1,000	1,143,900
Series E, 5.25%, 12/01/55	325	366,775

		2,067,020
Tennessee — 0.3%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	269,823
Texas — 4.7%
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 1/01/46	175	202,193
Series A, 5.00%, 1/01/45	500	555,900
Central Texas Turnpike System, Refunding RB, Series C,:
5.00%, 8/15/37	200	223,416
5.00%, 8/15/42	250	276,713
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 7/15/35	100	105,830
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 7/01/29	500	541,350
City of San Antonio Airport System, RB, AMT, 5.00%, 7/01/45	500	550,405
County of Hays, Special Assessment, La Cima Import District Project, 7.00%, 9/15/45	250	254,540
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 2/15/42	250	260,865
New Hope Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	250	252,163
Newark Higher Education Finance Corp., RB, Christian Schools Inc. Project, Series A, 5.50%, 8/15/35 (a)	250	254,657
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 1/01/40	250	278,853
Tarrant County Cultural Education Facilities Finance Corp.:
RB, Buckingham Senior Living Community Project, 5.50%, 11/15/45	350	361,553
Refunding RB, Barton Creek Senior Living Center Project, 4.75%, 11/15/35	250	249,667
Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	267,157

		4,635,262
Utah — 1.1%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 7/15/49 (a)	545	544,624
Spectrum Academy Project, 6.00%, 4/15/45 (a)	500	521,785

		1,066,409
Virginia — 1.1%
Cherry Hill Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	257,207
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	413,988

Municipal Bonds	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 3/01/45 (a)	$100	$100,285
Virginia College Building Authority:
RB, Green Bonds, Marymount University Project, 5.00%, 7/01/45 (a)	250	255,117
Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45	100	102,047

		1,128,644
Washington — 1.5%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	250	262,703
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	219,508
Series A, 5.00%, 12/01/30	200	204,386
Port of Seattle RB, AMT, Series C, 5.00%, 4/01/40	250	276,850
Washington State Housing Finance Commission:
RB, Herons’s Key Project, Series A, 7.00%, 7/01/45 (a)	250	259,475
Refunding RB, Skyline 1st. Hill Project, 6.00%, 1/01/45 (a)	210	212,180

		1,435,102
Wisconsin — 1.6%
Public Finance Authority:
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 4.75%, 12/01/35	140	139,637
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.00%, 12/01/45	340	340,248
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.15%, 12/01/50	210	208,843

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	17

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Wisconsin — 1.6%
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	$150	$152,037
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 7/01/42	750	780,795

		1,621,560
Total Municipal Bonds — 92.7%		91,795,640

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Illinois — 0.8%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/40	660	754,930
New York — 6.2%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,027,641
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 3/15/36	3,330	3,929,977
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	1,000	1,173,913

		6,131,531
North Carolina — 1.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,000	1,157,860

Municipal Bonds	Par (000)	Value
Washington — 1.5%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45 (a)	$1,340	$1,539,298
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.7%		9,583,619

Total Long-Term Investments (Cost — $98,189,814) — 102.4%		101,379,259

Short-Term Securities	Shares
Dreyfus Tax Exempt Cash Management, Institutional Class, 0.00% (d)	3,119,876	3,119,876
Total Short-Term Securities (Cost — $3,119,876) — 3.1%		3,119,876
Total Investments (Cost — $101,309,690*) — 105.5%		104,499,135
Liabilities in Excess of Other Assets — (0.1)%		(116,894)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.4)%		(5,385,311)

Net Assets — 100.0%		$98,996,930

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$101,307,116

Gross unrealized appreciation	$3,239,600
Gross unrealized depreciation	(47,581)

Net unrealized appreciation	$3,192,019

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	Current yield as of period end.

18	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (concluded)	Series E Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(8)	U.S. Treasury Bonds (30 Year)	March 2016	$1,230,000	$8,585
(14)	U.S. Treasury Notes (10 Year)	March 2016	$1,762,688	10,294
(6)	U.S. Treasury Notes (5 Year)	March 2016	$709,922	3,106
(3)	U.S. Ultra Treasury Bonds	March 2016	$476,063	2,293

Total				$24,278

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$101,379,259	—	$101,379,259
Short-Term Securities	$3,119,876	—	—	3,119,876

Total	$3,119,876	$101,379,259	—	$104,499,135

[1] See above Schedule of Investments for values in each state.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$24,278	—	—	$24,278

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $66,650 is categorized as Level 1 within the disclousure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	19

Schedule of Investments December 31, 2015 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)	$1,400	$1,366,179
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.43%, 8/15/23 (a)(b)	285	285,042
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.28%, 8/16/32 (a)(b)	1,000	981,671
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.57%, 5/17/32 (a)(b)	1,200	1,175,320
Total Asset-Backed Securities — 0.7%		3,808,212

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 6.8%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	9,949	10,376,957
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.77%, 7/05/33 (a)(b)	2,600	2,600,254
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.86%, 5/10/47	2,800	2,905,763
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	344	347,754
Commercial Mortgage Pass-Through Certificates:
Series 2015-CR24, Class A5, 3.70%, 8/10/55	2,500	2,541,063
Series 2015-CR25, Class A4, 3.76%, 8/10/48	2,400	2,447,611
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 9/15/39	4,550	4,597,686
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (a)(b)	3,600	3,462,748
Great Wolf Trust, Series 2015-WOLF, Class A, 1.65%, 5/15/34 (a)(b)	500	496,314
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48	1,700	1,737,445
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.10%, 4/15/45 (b)	1,455	1,459,490
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.03%, 7/15/36 (a)(b)	700	697,388
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (b)	17	16,597
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58	2,300	2,310,143

		35,997,213
Interest Only Commercial Mortgage-Backed Securities — 3.6%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.94%, 9/15/48 (b)	1,795	115,344
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class XA, 1.13%, 7/10/47 (b)	2,868	193,906
Series 2015-P1, Class XA, 0.81%, 9/15/48 (b)	8,380	470,195
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.50%, 3/10/46 (b)	3,873	262,871

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-CR14, Class XA, 0.87%, 2/10/47 (b)	$3,527	$141,800
Series 2014-CR15, Class XA, 1.32%, 2/10/47 (b)	24,800	1,444,085
Series 2014-CR16, Class XA, 1.25%, 4/10/47 (b)	1,368	86,917
Series 2015-CR24, Class XA, 0.89%, 8/10/55 (b)	7,275	456,677
Series 2015-CR25, Class XA, 0.98%, 8/10/48 (b)	13,868	933,084
Series 2015-DC1, Class XA, 1.19%, 2/10/48 (b)	18,497	1,319,688
Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)	8,053	653,591
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (b)	9,959	515,282
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)	22,150	966,183
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)	18,600	775,062
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)	9,300	673,134
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.55%, 9/15/37 (a)(b)	26,000	1,144,000
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 0.97%, 4/15/50 (b)	14,540	899,286
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	138,129	686,821
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.19%, 4/10/47 (b)	7,259	476,482
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.39%, 2/15/48 (b)	24,113	1,921,757
Series 2015-C28, Class XA, 1.21%, 10/15/48 (b)	17,239	1,196,304
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.20%, 11/15/46 (b)	4,578	289,258
Series 2014-C18, Class XA, 0.99%, 10/29/47 (b)	1,391	64,785
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b)	16,797	1,087,295
Series 2015-C25, Class XA, 1.16%, 10/15/48 (b)	4,496	356,050
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class XA, 1.03%, 9/15/58 (b)	6,082	424,742
Series 2015-NXS1, Class XA, 1.21%, 5/15/48 (b)	8,756	644,609
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 0.95%, 9/15/57 (b)	10,005	565,779
Series 2014-C24, Class XA, 0.98%, 11/15/47 (b)	6,066	368,416
Series 2014-LC14, Class XA, 1.43%, 3/15/47 (b)	4,185	300,586

		19,433,989
Total Non-Agency Mortgage-Backed Securities — 10.4%		55,431,202

20	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Invsetments (continued)	Series M Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.8%
Ginnie Mae:
Series 2014-12, Class ZA, 3.00%, 1/20/44	$1,271	$1,171,060
Series 2014-62, Class Z, 3.00%, 4/20/44	1,051	980,223
Series 2014-107, Class WX, 6.84%, 7/20/39 (b)	1,782	2,087,649

		4,238,932
Commercial Mortgage-Backed Securities — 1.4%
Freddie Mac:
Series K035, Class A2, 3.46%, 8/25/23 (b)	5,600	5,851,750
Series K047, Class A2, 3.33%, 5/25/25	1,700	1,743,809

		7,595,559
Interest Only Commercial Mortgage-Backed Securities — 3.0%
Fannie Mae:
Series 2012-M9, Class X1, 4.02%, 12/25/17 (b)	13,489	716,229
Series, 2015-M1, Class A2, 2.53%, 9/25/24	12,000	11,631,565
Freddie Mac:
Series K040, Class X1, 0.74%, 9/25/24 (b)	9,441	501,269
Series K041, Class X1, 0.56%, 10/25/24 (b)	13,735	559,879
Series K042, Class X1, 1.06%, 12/25/24 (b)	4,085	312,352
Series K043, Class X1, 0.55%, 12/25/24 (b)	16,367	677,054
Series K045, Class X1, 0.46%, 1/25/25 (b)	40,816	1,406,671
Series K718, Class X1, 0.65%, 1/25/22 (b)	2,232	74,770

		15,879,789
Mortgage-Backed Securities — 138.7%
Fannie Mae Mortgage-Backed Securities:
2.00%, 1/01/31 (c)	1,500	1,471,545
2.50%, 4/01/30-1/01/31 (c)	15,666	15,802,859
3.00%, 11/01/26-1/01/46 (c)	101,632	102,987,903
3.50%, 9/01/28-1/01/46 (c)	114,442	118,719,477
4.00%, 2/01/29-1/01/46 (c)	79,575	84,518,239
4.50%, 5/01/24-1/01/46 (c)	72,546	78,453,215
5.00%, 6/01/39-1/01/46 (c)	30,119	33,191,177
5.50%, 5/01/34	8,084	9,096,953
6.00%, 2/01/38-1/01/40	4,681	5,294,449
6.50%, 5/01/36-1/01/46 (c)	921	1,053,964
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/30-1/01/31 (c)	5,377	5,432,314
2.61%, 5/01/36 (b)	681	726,130
3.00%, 5/01/27-1/01/46 (c)	26,494	26,771,224
3.50%, 7/01/18-1/01/46 (c)	21,782	22,504,721
4.00%, 8/01/40-1/01/46 (c)	46,038	48,641,044
4.50%, 4/01/18-1/01/46 (c)	10,535	11,383,740
5.00%, 5/01/28-1/01/46 (c)	5,926	6,495,394
5.50%, 1/01/28-1/01/46 (c)	1,577	1,749,696
6.00%, 8/01/28-11/01/39	1,042	1,177,685
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/46 (c)	24,576	24,905,377
3.50%, 9/15/42-1/15/46 (c)	68,011	70,962,333
4.00%, 9/20/40-1/15/46 (c)	33,643	35,747,588
4.50%, 9/20/39-6/20/44	18,718	20,295,093
5.00%, 7/15/33-1/15/46 (c)	7,181	7,873,623
5.50%, 7/15/38-12/20/41	2,083	2,317,893

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 1/15/46 (c)	$1,040	$1,164,947

		738,738,583
Total U.S. Government Sponsored Agency Securities — 143.9%		766,452,863
Total Long-Term Investments (Cost — $827,589,752) — 155.0%		825,692,277
Short-Term Securities	Shares
Dreyfus Treasury Prime, Institutional Class, 0.00% (d)	13,699,113	13,699,113
Total Short-Term Securities (Cost — $13,699,113) — 2.5%		13,699,113
Total Investments Before TBA Sale Commitments (Cost — $841,288,865*) — 157.5%		839,391,390

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/31-1/01/46	$64,502	(64,726,530)
3.50%, 1/01/31-1/01/46	67,721	(70,023,768)
4.00%, 1/01/46	39,144	(41,421,081)
4.50%, 1/01/46	18,640	(20,128,870)
6.00%, 1/01/46	300	(338,949)
Freddie Mac Mortgage-Backed Securities:
2.50%, 1/01/31	5,310	(5,357,119)
3.00%, 1/01/31	4,163	(4,289,862)
3.50%, 1/01/46	11,590	(11,919,413)
4.00%, 1/01/46	10,475	(11,065,650)
4.50%, 1/01/31-1/01/46	10,409	(11,204,119)
5.00%, 1/01/46	3,800	(4,149,111)
6.00%, 1/01/46	1,000	(1,124,570)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/46	800	(810,844)
3.50%, 1/15/46	24,690	(25,738,362)
4.00%, 1/15/46	8,600	(9,132,796)
5.50%, 1/15/46	1,000	(1,105,598)
Total TBA Sale Commitments (Proceeds — $282,636,073) — (53.0)%		(282,536,642)
Total Investments Net of TBA Sale Commitments — 104.5%		556,854,748
Liabilities in Excess of Other Assets — (4.5)%		(24,054,244)

Net Assets — 100.0%		$532,800,504

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	21

Schedule of Investments (continued)	Series M Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$841,289,194

Gross unrealized appreciation	$2,228,453
Gross unrealized depreciation	(4,126,257)

Net unrealized depreciation	$(1,897,804)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(23,952,419)	$12,079
BNP Paribas Securities Corp.	$4,634,963	$13,242
Citigroup Global Markets, Inc.	$18,477,504	$32,434
Credit Suisse Securities (USA) LLC	$20,281,587	$81,065
Deutsche Bank Securities, Inc.	$13,449,409	$27,355
Goldman Sachs & Co.	$(6,988,067)	$43,627
J.P. Morgan Securities LLC	$(21,460,637)	$66,860
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$7,801,182	$44,785
Morgan Stanley & Co. LLC	$96,456	$40,406
Nomura Securities International, Inc.	$(347,056)	$41,733
RBC Capital Markets, LLC	$(2,757,333)	$(2,255)
Société Générale	$100,887	$(113)
Wells Fargo Securities, LLC	$4,973,970	$9,476

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(2)	Euro Dollar Futures	March 2016	$496,325	$(1,603)
353	U.S. Treasury Notes (10 Year)	March 2016	$44,444,906	(143,787)
(242)	U.S. Treasury Notes (5 Year)	March 2016	$28,633,516	99,718
1	Euro Dollar Futures	June 2016	$247,750	(801)
(9)	Euro Dollar Futures	December 2016	$2,222,325	1,000
(2)	Euro Dollar Futures	March 2017	$493,100	(2,478)
(3)	Euro Dollar Futures	June 2017	$738,525	(3,941)
(1)	Euro Dollar Futures	September 2017	$245,863	(264)
(220)	Euro Dollar Futures	December 2017	$54,023,750	95,951
4	Euro Dollar Futures	March 2018	$981,350	2,882
Total				$46,677

22	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series M Portfolio

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.18%[1]	3-month LIBOR	12/14/25	$8,610	$(2,540)
2.42%[1]	3-month LIBOR	4/24/45	$820	31,072
2.38%[1]	3-month LIBOR	4/24/45	$800	37,374
2.39%[1]	3-month LIBOR	4/24/45	$800	35,532
2.42%[1]	3-month LIBOR	4/24/45	$760	28,372
2.83%[2]	3-month LIBOR	7/10/45	$3,030	179,761
Total				$309,571

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,808,212	—	$3,808,212
Non-Agency Mortgage-Backed Securities	—	52,664,382	$2,766,820	55,431,202
U.S. Government Sponsored Agency Securities	—	764,709,054	1,743,809	766,452,863
Short-Term Securities	$13,699,113	—	—	13,699,113
Liabilities:
Investments:
TBA Sale Commitments	—	(282,536,642)	—	(282,536,642)

Total	$13,699,113	$538,645,006	$4,510,629	$556,854,748

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$199,551	$312,111	—	$511,662
Liabilities:
Interest rate contracts	(152,874)	(2,540)	—	(155,414)

Total	$46,677	$309,571	—	$356,248

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	23

Schedule of Investments (concluded)	Series M Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$329,810	—	—	$329,810
Cash pledged for centrally cleared swaps	260,960	—	—	260,960
Liabilities:
Bank overdraft	—	$(31,082)	—	(31,082)
Total	$590,770	$(31,082)	—	$559,688

During the period ended December 31, 2015, there were no transfers between levels.

24	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	Series P Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 30.0%
BlackRock Allocation Target Shares: Series S Portfolio	8,368,261	$79,916,892

Value
Total Affiliated Investment Companies (Cost — $82,126,581*) — 30.0%	$79,916,892
Other Assets Less Liabilities — 70.0%	186,154,350

Net Assets — 100.0%	$266,071,242

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$82,126,581

Gross unrealized appreciation	—
Gross unrealized depreciation	$(2,209,689)

Net unrealized depreciation	$(2,209,689)

(a)	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2015	Shares Sold	Shares Held at December 31, 2015	Value at December 31, 2015	Income	Realized Loss
BlackRock Allocation Target Shares: Series S Portfolio	9,740,810	1,372,549	8,368,261	$79,916,892	$2,316,732	$(345,663)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(1,373)	U.S. Treasury Notes (10 Year)	March 2016	$172,869,281	$307,671
(225)	U.S. Treasury Notes (2 Year)	March 2016	$48,877,735	76,100
237	U.S. Treasury Notes (5 Year)	March 2016	$28,041,914	(54,473)
Total				$329,298

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.81%[1]	3-month LIBOR	4/14/17	$20,000	$12,489
0.99%[1]	3-month LIBOR	8/12/17	$33,000	(74,779)
1.30%[1]	3-month LIBOR	8/12/18	$36,000	(150,698)
2.28%[1]	3-month LIBOR	8/12/25	$108,000	(1,795,346)
Total				$(2,008,334)

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	25

Schedule of Investments (concluded)	Series P Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$79,916,892	—	—	$79,916,892

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$383,771	$12,489	—	$396,260
Liabilities:
Interest rate contracts	(54,473)	(2,020,823)	—	(2,075,296)

Total	$329,298	$(2,008,334)	—	$(1,679,036)

[1]	Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$182,813,446	—	—	$182,813,446
Cash pledged for financial futures contracts	1,944,190	—	—	1,944,190
Cash pledged for centrally cleared swaps	3,474,570	—	—	3,474,570

Total	$188,232,206	—	—	$188,232,206

During the period ended December 31, 2015, there were no transfers between levels.

26	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Class B, 1.19%, 5/08/18	$480	$479,628
Series 2013-2, Class C, 1.79%, 3/08/19	575	575,502
Series 2013-4, Class B, 1.66%, 9/10/18	300	299,951
Series 2013-4, Class C, 2.72%, 9/09/19	300	302,046
Series 2013-5, Class C, 2.29%, 11/08/19	545	546,080
Series 2015-1, Class A3, 1.26%, 11/08/19	1,200	1,194,107
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	807	789,287
BA Credit Card Trust, Series 2014-A1, Class A, 0.71%, 6/15/21 (b)	990	988,288
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23	880	873,384
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1 1.39%, 1/15/21	2,490	2,475,911
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 2/16/21	2,550	2,537,739
Series 2015-4, Class A3, 1.56%, 11/16/20	3,200	3,176,528
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21	1,340	1,319,709
Series 2015-A5, Class A5, 1.36%, 4/15/20	3,500	3,479,983
CNH Equipment Trust, Series 2014-A, Class A4, 1.50%, 5/15/20	1,850	1,837,688
Colony American Homes, Series 2015-1A, Class A, 1.55%, 7/17/32 (a)(b)	3,995	3,902,771
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.21%, 10/15/20 (a)	113	112,835
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class D, 3.50%, 1/15/19	965	981,125
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.35%, 6/17/31 (a)(b)	2,135	2,089,222
Series 2015-SFR1, Class A, 1.80%, 3/17/32 (a)(b)	633	625,372
Series 2015-SFR3, Class A, 1.65%, 8/17/32 (a)(b)	3,187	3,125,932
MOTOR PLC, Series 2015-1A, Class A1, 1.02%, 6/25/22 (a)(b)	725	725,222
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	3,730	3,717,130
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	3,895	3,870,851
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)	555	561,294
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	820	810,390
PFS Financing Corp.:
Series 2013-AA, Class A, 0.88%, 2/15/18 (a)(b)	2,000	1,998,062
Series 2014-AA, Class A, 0.93%, 2/15/19 (a)(b)	1,050	1,043,304
Series 2015-AA, Class A, 0.95%, 4/15/20 (a)(b)	1,600	1,572,462
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)	1,300	1,302,075
Progress Residential Trust, Series 2015-SFR1, Class A, 1.76%, 2/17/32 (a)(b)	1,185	1,169,378
Santander Drive Auto Receivables Trust:

Asset-Backed Securities	Par (000)	Value
Series 2012-1, Class C, 3.78%, 11/15/17	$5	$4,744
Series 2012-3, Class C, 3.01%, 4/16/18	375	375,652
Series 2012-5, Class C, 2.70%, 8/15/18	120	120,625
Series 2012-6, Class C, 1.94%, 3/15/18	78	78,391
Series 2012-6, Class D, 2.52%, 9/17/18	3,500	3,516,149
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)	1,234	1,233,978
Series 2013-1, Class C, 1.76%, 1/15/19	1,315	1,316,466
Series 2013-3, Class C, 1.81%, 4/15/19	450	449,520
Series 2013-A, Class C, 3.12%, 10/15/19 (a)	720	727,818
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)	35	35,425
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.91%, 3/15/22 (b)	172	169,368
Series 2004-B, Class A2, 0.71%, 6/15/21 (b)	192	190,492
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.83%, 1/15/43 (a)(b)	2,000	2,059,835
Series 2011-C, Class A1, 1.73%, 12/15/23 (a)(b)	33	33,022
Series 2012-C, Class A1, 1.43%, 8/15/23 (a)(b)	134	133,970
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	955	967,033
Series 2012-E, Class A2B, 2.08%, 6/15/45 (a)(b)	3,500	3,526,218
Series 2013-A, Class A2B, 1.38%, 5/17/27 (a)(b)	2,000	1,984,415
Series 2013-C, Class A1, 1.18%, 2/15/22 (a)(b)	378	377,343
Series 2013-C, Class A2B, 1.73%, 10/15/31 (a)(b)	2,000	2,002,734
SLM Student Loan Trust, Series 2013-4, Class A, 0.97%, 6/25/27 (b)	538	521,530
SMB Private Education Loan Trust, Series 2015-A, Class A1, 0.93%, 7/17/23 (a)(b)	2,931	2,921,056
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 1.62%, 3/25/33 (a)(b)	3,098	3,056,466
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)	2,614	2,566,892
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)	1,005	990,660
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70%, 5/25/23 (a)	512	510,894
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	1,955	1,941,050
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	1,185	1,179,862
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.57%, 5/17/32 (a)(b)	2,650	2,595,498
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 1/17/23	2,065	2,126,337
Series 2012-C, Class A, 2.23%, 8/15/22	930	933,451

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	27

Schedule of Investments (continued)	Series S Portfolio

Asset-Backed Securities	Par (000)	Value
Series 2012-D, Class B, 3.34%, 4/17/23	$330	$338,801
Total Asset-Backed Securities — 36.3%		87,468,951

Capital Trusts	Par (000)	Value
Aerospace & Defense — 0.5%
United Technologies Corp., 1.78%, 5/04/18 (c)	1,325	1,311,624
Total Capital Trusts — 0.5%		1,311,624

Corporate Bonds	Par (000)	Value
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	146	146,912
Airlines — 0.7%
Continental Airlines Pass-Through Trust:
9.00%, 1/08/18	478	493,045
9.25%, 11/10/18	374	400,276
UAL Pass-Through Trust:
10.40%, 5/01/18	136	144,268
9.75%, 7/15/18	241	253,797
Virgin Australia Trust, Series 2013-1A, 5.00%, 4/23/25 (a)	441	455,211

		1,746,597
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	350	351,750
Automobiles — 1.8%
Daimler Finance North America LLC:
1.45%, 8/01/16 (a)(d)	300	300,414
1.65%, 3/02/18 (a)(d)	755	745,958
General Motors Co., 3.50%, 10/02/18	2,100	2,121,084
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)(d)	1,115	1,070,576

		4,238,032
Banks — 15.1%
Abbey National Treasury Services PLC, 2.00%, 8/24/18 (d)	1,150	1,148,211
Bank of America Corp.:
2.60%, 1/15/19 (d)	1,000	1,003,259
2.65%, 4/01/19 (d)	6,173	6,188,056
BB&T Corp., 2.45%, 1/15/20 (d)	5,000	5,033,505
Citigroup, Inc.:
1.80%, 2/05/18 (d)	1,000	996,172
1.75%, 5/01/18	750	743,657
2.55%, 4/08/19 (d)	1,000	1,004,060
Citizens Bank N.A., 2.30%, 12/03/18	335	334,604
Commonwealth Bank of Australia, 1.75%, 11/02/18	455	451,699
Fifth Third Bancorp, 2.30%, 3/01/19 (d)	2,000	2,004,686
HSBC Bank PLC, 1.50%, 5/15/18 (a)	900	890,110
HSBC USA, Inc.:
1.63%, 1/16/18 (d)	1,500	1,492,571
2.00%, 8/07/18 (d)	1,605	1,604,600
ING Bank NV, 2.00%, 11/26/18 (a)	850	846,506
JPMorgan Chase & Co.:
2.60%, 1/15/16 (d)	940	940,393
3.45%, 3/01/16 (d)	573	575,391
1.63%, 5/15/18 (d)	3,000	2,977,740
2.35%, 1/28/19 (d)	2,250	2,259,545
2.25%, 1/23/20 (d)	1,250	1,229,726

Corporate Bonds	Par (000)	Value
Banks (continued)
Mizuho Bank Ltd., 2.15%, 10/20/18 (a)	$630	$627,539
Regions Financial Corp., 2.00%, 5/15/18	1,000	992,933
Royal Bank of Canada, 2.00%, 12/10/18	495	494,578
Santander Bank N.A., 8.75%, 5/30/18 (d)	650	733,619
Swedbank AB, 2.13%, 9/29/17 (a)	1,250	1,255,815
Wells Fargo & Co., 2.55%, 12/07/20	515	512,468

		36,341,443
Beverages — 0.4%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)(d)	1,000	1,007,703
Capital Markets — 10.3%
Bank of New York Mellon Corp., 2.15%, 2/24/20 (d)	3,800	3,758,755
Credit Suisse AG:
1.38%, 5/26/17 (d)	2,090	2,080,127
1.70%, 4/27/18 (d)	790	784,328
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (a)(d)	315	312,014
Deutsche Bank AG, 1.88%, 2/13/18 (d)	2,750	2,726,617
Goldman Sachs Group, Inc.:
5.35%, 1/15/16 (d)	489	489,511
5.95%, 1/18/18 (d)	1,800	1,938,559
2.63%, 1/31/19 (d)	750	755,363
2.60%, 4/23/20 (d)	4,799	4,762,556
Morgan Stanley:
5.75%, 10/18/16 (d)	250	258,569
1.88%, 1/05/18 (d)	1,000	999,018
6.63%, 4/01/18 (d)	750	822,397
2.38%, 7/23/19 (d)	3,100	3,089,612
Murray Street Investment Trust I, 4.65%, 3/09/17 (c)	140	144,242
UBS AG, 1.38%, 6/01/17 (d)	2,060	2,050,184

		24,971,852
Chemicals — 0.2%
Lubrizol Corp., 8.88%, 2/01/19 (d)	423	505,237
Commercial Services & Supplies — 0.8%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)(d)	900	906,750
4.63%, 1/31/18 (a)(d)	950	969,000

		1,875,750
Consumer Finance — 4.5%
Capital One Financial Corp.:
5.25%, 2/21/17 (d)	1,000	1,033,861
2.45%, 4/24/19 (d)	1,824	1,827,332
Capital One N.A.:
1.65%, 2/05/18 (d)	1,750	1,732,685
2.35%, 8/17/18	565	566,062
Ford Motor Credit Co. LLC:
4.21%, 4/15/16	100	100,801
3.98%, 6/15/16	120	121,332
8.00%, 12/15/16	500	528,561
1.72%, 12/06/17 (d)	2,000	1,969,194
2.88%, 10/01/18 (d)	1,250	1,251,784
General Motors Financial Co., Inc., 3.10%, 1/15/19	470	469,317
Synchrony Financial:
1.88%, 8/15/17 (d)	405	403,143
3.00%, 8/15/19 (d)	900	898,751

		10,902,823
Diversified Financial Services — 1.6%
Hyundai Capital America, 2.40%, 10/30/18 (a)	215	214,333

28	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Moody’s Corp., 2.75%, 7/15/19 (d)	$690	$695,842
Voya Financial, Inc., 2.90%, 2/15/18 (d)	3,000	3,032,430

		3,942,605
Diversified Telecommunication Services — 2.1%
AT&T Inc., 2.45%, 6/30/20	265	260,978
Verizon Communications, Inc.:
6.35%, 4/01/19 (d)	1,150	1,293,789
2.63%, 2/21/20	3,000	3,010,431
4.50%, 9/15/20	555	596,296

		5,161,494
Electric Utilities — 0.7%
Exelon Corp., 1.55%, 6/09/17	270	268,861
Ohio Power Co., 6.05%, 5/01/18 (d)	1,275	1,384,961

		1,653,822
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	362,850
Energy Equipment & Services — 0.3%
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)	625	620,943
Health Care Equipment & Supplies — 0.3%
St. Jude Medical, Inc., 2.00%, 9/15/18	615	613,859
Health Care Providers & Services — 0.2%
Anthem, Inc., 2.38%, 2/15/17 (d)	500	504,454
Insurance — 2.3%
AIA Group Ltd., 2.25%, 3/11/19 (a)	500	497,227
AXIS Specialty Finance PLC, 2.65%, 4/01/19 (d)	736	732,869
Marsh & McLennan Cos., Inc.:
2.30%, 4/01/17 (d)	500	503,947
2.35%, 9/10/19 (d)	1,250	1,247,080
New York Life Global Funding, 1.95%, 2/11/20 (a)(d)	705	691,147
Prudential Financial, Inc., 6.00%, 12/01/17	1,700	1,825,496

		5,497,766
IT Services — 0.7%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)	1,668	1,667,069
Media — 2.1%
CCO Safari II LLC, 3.58%, 7/23/20 (a)	1,005	998,979
COX Communications, Inc., 6.25%, 6/01/18 (a)(d)	1,000	1,074,582
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	295	297,374
Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (d)	942	939,107
Omnicom Group, Inc., 5.90%, 4/15/16	254	257,244
Sky PLC:
6.10%, 2/15/18 (a)	278	299,363
2.63%, 9/16/19 (a)(d)	1,255	1,249,202

		5,115,851
Oil, Gas & Consumable Fuels — 0.2%
Marathon Petroleum Corp., 2.70%, 12/14/18	620	613,083
Pharmaceuticals — 3.1%
AbbVie, Inc.:
1.80%, 5/14/18 (d)	665	661,938
2.00%, 11/06/18 (d)	1,500	1,493,321
Actavis Funding SCS, 2.35%, 3/12/18	3,295	3,298,433
Actavis, Inc., 1.88%, 10/01/17 (d)	1,684	1,681,994
Zoetis, Inc., 1.15%, 2/01/16	250	249,955

		7,385,641

Corporate Bonds	Par (000)	Value
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (a)(d)	$290	$288,527
Real Estate Investment Trusts (REITs) — 3.2%
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	100,110
ERP Operating LP, 5.13%, 3/15/16	432	435,345
HCP, Inc.:
3.75%, 2/01/16	130	130,183
6.00%, 1/30/17 (d)	750	781,274
3.75%, 2/01/19 (d)	800	825,319
Prologis LP, 4.00%, 1/15/18 (d)	1,400	1,447,362
Ventas Realty LP, 1.55%, 9/26/16 (d)	1,343	1,343,927
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18	657	653,792
Welltower, Inc.:
6.20%, 6/01/16 (d)	600	611,645
4.70%, 9/15/17 (d)	1,450	1,515,733

		7,844,690
Road & Rail — 2.0%
Kansas City Southern, 1.02%, 10/28/16 (a)(b)	850	839,880
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)	90	91,817
3.38%, 3/15/18 (a)(d)	2,006	2,037,691
2.88%, 7/17/18 (a)	363	365,285
3.05%, 1/09/20 (a)	950	942,136
Ryder System, Inc., 2.50%, 5/11/20	485	472,370

		4,749,179
Specialty Retail — 0.7%
QVC, Inc., 3.13%, 4/01/19	1,668	1,646,278
Tobacco — 1.0%
Reynolds American, Inc.:
2.30%, 6/12/18 (d)	1,530	1,539,610
3.25%, 6/12/20	750	762,227

		2,301,837
Trading Companies & Distributors — 1.8%
Air Lease Corp.:
2.13%, 1/15/18 (d)	1,385	1,360,763
2.63%, 9/04/18	160	158,154
3.38%, 1/15/19	500	502,500
GATX Corp.:
6.00%, 2/15/18	500	535,741
2.50%, 3/15/19 (d)	1,000	983,985
International Lease Finance Corp.:
6.75%, 9/01/16 (a)	527	541,493
7.13%, 9/01/18 (a)	210	230,213

		4,312,849
Total Corporate Bonds — 56.5%		136,370,896

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	29

Schedule of Investments (continued)	Series S Portfolio

Foreign Government Obligations	Par (000)	Value
Iceland — 0.2%
Republic of Iceland:
4.88%, 6/16/16	$488	$495,325
4.88%, 6/16/16	102	103,531
Total Foreign Government Obligations — 0.2%		598,856

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.3%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.78%, 11/19/47 (a)(b)	118	118,337
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.82%, 10/25/34 (b)	24	23,356
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1.16%, 11/25/34 (b)	5	4,698
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.62%, 5/20/34 (b)	140	133,253
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.78%, 12/22/54 (a)(b)	290	290,529
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.48%, 6/25/34 (b)	123	122,842

		693,015
Commercial Mortgage-Backed Securities — 32.3%
Banc of America Commercial Mortgage Trust:
Series 2006-2, Class AM, 5.87%, 5/10/45 (b)	1,354	1,369,430
Series 2006-5, Class AM, 5.45%, 9/10/47	2,700	2,750,460
Series 2007-5, Class A4, 5.49%, 2/10/51	1,772	1,835,074
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW12, Class A4, 5.71%, 9/11/38 (b)	583	586,312
Series 2007-PW16, Class A4, 5.72%, 6/11/40 (b)	553	565,601
Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)	750	780,704
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	1,940	2,023,785
Series 2007-PW18, Class AM 6.08%, 6/11/50 (b)	1,425	1,514,941
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 4/10/28 (a)	830	834,704
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class A1A, 5.71%, 12/10/49 (b)	1,990	2,061,682
Series 2013-SMP, Class A, 2.11%, 1/14/30	1,221	1,222,472
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJA, 6.12%, 11/15/44 (b)	640	664,957
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)	775	822,310
Commercial Mortgage Trust:
Series 2006-GG7, Class A4, 5.83%, 7/10/38 (b)	861	864,723
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,763,400
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	367	358,574

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CR15, Class A2, 2.93%, 2/10/47	$2,200	$2,235,127
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,402,520
Series 2015-CR23, Class A2, 2.85%, 5/10/48	840	851,120
Series 2015-DC1, Class A2, 2.87%, 2/10/48	1,245	1,261,881
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39	3,000	3,056,095
Series 2006-C5, Class AM, 5.34%, 12/15/39	2,616	2,667,674
Series 2007-C2, Class AM 5.60%, 1/15/49 (b)	2,500	2,580,199
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	272	276,949
Series 2008-C1, Class A2, 6.07%, 2/15/41 (b)	54	54,095
Series 2010-RR7, Class 2B, 5.47%, 9/16/39 (a)(b)	1,090	1,104,383
Del Coronado Trust, Series 2013-HDC, Class A, 1.13%, 3/15/26 (a)(b)	325	323,583
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.71%, 6/17/49 (a)(b)	1,045	1,079,234
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.63%, 12/15/16 (a)(b)	1,295	1,290,573
GS Mortgage Securities Trust, Series 2007-GG10, Class A1A, 5.79%, 8/10/45 (b)	1,204	1,251,919
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	1,675	1,676,239
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	18	17,978
Series 2006-LDP7, Class AM, 5.91%, 4/15/45 (b)	1,770	1,786,858
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	2,772	2,823,318
Series 2013-WT, Class A, 2.80%, 2/16/25 (a)	1,994	2,013,218
Series 2015-CSMO, Class A, 1.58%, 1/15/32 (b)	2,900	2,884,620
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.84%, 6/15/38 (b)	2,000	2,034,778
Series 2007-C1, Class A4, 5.42%, 2/15/40	550	562,246
Series 2007-C2, Class A1A, 5.39%, 2/15/40	1,939	1,994,166
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	3,285	3,430,730
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)	1,350	1,444,675
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	1,882	1,978,104
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49	750	769,707
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	769	783,825
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	558	568,135
Series 2007-HQ11, Class A4FL, 0.45%, 2/12/44 (b)	865	853,429

30	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series S Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-HQ12, Class AM, 5.72%, 4/12/49 (b)	$2,775	$2,875,387
Series 2007-IQ15, Class A4, 5.92%, 6/11/49 (b)	1,056	1,097,519
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4A, 5.79%, 8/15/45 (a)(b)	2,478	2,542,441
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	282	280,824
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	65	64,912
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A4FL, 0.50%, 10/15/48	1,057	1,048,631
Series 2007-C32, Class A1A, 5.71%, 6/15/49 (b)	705	729,266
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	1,145	1,192,966
Series 2007-C33, Class A4, 5.95%, 2/15/51 (b)	536	554,481
Series 2007-C33, Class AM, 5.95%, 2/15/51 (b)	610	640,772
Series 2007-C34, Class A1A, 5.61%, 5/15/46	1,503	1,552,442
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	53	53,224
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (a)	203	203,031

		77,912,403
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.81%, 9/15/48	5,099	286,091
Commercial Mortgage Trust:
Series 2012-CR2, Class XA, 1.83%, 8/15/45 (b)	1,052	90,542
Series 2013-CR7, Class XA, 1.50%, 3/10/46 (b)	3,460	234,852
Series 2015-CR23, Class XA, 1.01%, 5/10/48 (b)	2,620	162,341
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (b)	6,508	336,737
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.87%, 12/15/47 (b)	4,543	346,673
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.20%, 11/15/46 (b)	4,150	262,255
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.89%, 6/15/46 (b)	9,725	435,360
Series 2013-C15, Class XA, 0.59%, 8/15/46 (b)	7,485	220,008

		2,374,859
Total Non-Agency Mortgage-Backed Securities — 33.6%		80,980,277

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 1.9%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	454	491,786
Series 3986, Class M, 4.50%, 9/15/41	440	473,887
Series 4239, Class AB, 4.00%, 12/15/39	1,403	1,487,396

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 4253, Class PA, 3.50%, 8/15/41	$1,466	$1,521,547
Series 4390, Class CA, 3.50%, 6/15/50	691	716,747

		4,691,363
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.33%, 1/25/22 (b)	1,445	137,731
Mortgage-Backed Securities — 21.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-1/01/31 (e)	5,038	5,094,959
2.97%, 10/01/45 (b)	5,073	5,175,661
3.00%, 1/01/31 (e)	14,605	15,042,320
3.16%, 6/01/45 (b)	2,621	2,696,012
3.50%, 1/01/31 (e)	13,110	13,729,146
4.00%, 1/01/31 (e)	3,345	3,487,685
4.50%, 9/01/26	173	184,355
5.00%, 7/01/19-7/01/25	1,006	1,058,227
Freddie Mac Mortgage-Backed Securities:
3.09%, 5/01/45 (b)	3,816	3,905,450
5.00%, 1/01/19-9/01/21	446	468,637
5.50%, 5/01/22	409	433,381

		51,275,833
Total U.S. Government Sponsored Agency Securities — 23.3%		56,104,927
Total Long-Term Investments Cost — $367,412,732) — 150.4%		362,835,531

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, Institutional Class, 0.00% (f)	1,166,328	1,166,328
Total Short-Term Securities (Cost — $1,166,328) — 0.5%		1,166,328

Options Purchased		Value
(Cost — $173,010) — 0.0%		2,462
Total Investments Before TBA Sale Commitments and Options Written (Cost — $368,752,070*) — 150.9%		364,004,321

TBA Sale Commitments (e)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/31	$1,800	(1,854,257)
4.00%, 1/01/31	2,000	(2,085,313)
Total TBA Sale Commitments (Proceeds — $3,939,230) — (1.6)%		(3,939,570)

Options Written
(Premiums Received — $ 147,116) — (0.0)%		(2,463)
Total Investments Net of TBA Sale Commitments and Options Written — 149.3%		360,062,288
Liabilities in Excess of Other Assets — (49.3)%		(118,886,008)

Net Assets — 100.0%		$241,176,280

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	31

Schedule of Investments (continued)	Series S Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$368,782,340

Gross unrealized appreciation	$1,122,629
Gross unrealized depreciation	(5,900,648)

Net unrealized depreciation	$(4,778,019)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$2,565,056	$(8,982)
Credit Suisse Securities (USA) LLC	$2,015,810	$(5,987)
Goldman Sachs & Co.	$2,896,934	$(9,714)
J.P. Morgan Securities LLC	$17,937,932	$(38,417)
Morgan Stanley & Co. LLC	$4,919,660	$3,504

(f)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.55%	12/17/15	Open	$903,575	$903,768	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	274,775	274,834	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	4,583,045	4,584,203	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	671,888	672,070	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	2,615,938	2,616,650	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	942,500	942,757	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,875,000	1,875,510	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	950,000	950,240	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	879,593	879,832	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	855,000	855,233	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	573,750	573,906	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	988,750	989,019	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,184,375	1,184,697	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,296,706	1,297,059	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	926,250	926,502	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	748,125	748,329	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	717,188	717,369	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,007,500	1,007,774	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,627,500	1,627,943	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	1,373,750	1,374,124	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	283,500	283,571	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	945,000	945,235	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	295,313	295,386	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	693,875	694,048	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,931,250	1,931,731	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,410,000	1,410,351	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,313,250	1,313,577	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	500,850	500,975	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	2,797,500	2,798,196	Corporate Bonds	Open/Demand

32	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	$1,935,790	$1,936,272	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,083,875	1,084,145	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,863,000	1,863,464	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,265,778	1,266,093	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,171,875	1,172,167	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	852,750	852,962	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,439,125	1,439,483	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,925,000	1,925,479	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	4,762,500	4,763,685	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	947,500	947,736	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,178,125	1,178,418	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,410,000	1,410,351	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,003,500	1,003,750	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,182,838	1,183,132	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	940,000	940,234	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	3,281,250	3,282,067	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,512,713	1,513,089	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,959,375	1,959,863	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,580,985	1,581,378	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	2,835,000	2,835,706	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	380,700	380,795	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,379,820	1,380,163	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,582,960	1,583,354	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	2,362,500	2,363,088	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC.	0.64%	12/17/15	Open	1,417,500	1,417,853	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,228,000	1,228,256	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	628,000	628,131	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	693,000	693,144	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	742,000	742,155	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	781,000	781,163	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	951,000	951,198	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	658,000	658,137	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	784,000	784,163	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	246,000	246,051	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	479,000	479,100	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,140,000	2,140,446	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	478,000	478,100	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	281,000	281,059	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	465,000	465,097	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	707,000	707,147	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	547,000	547,114	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/21/15	Open	477,500	477,585	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/31/15	Open	1,900,000	1,900,034	Corporate Bonds	Open/Demand
Total				$90,605,705	$90,627,696

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	33

Schedule of Investments (continued)	Series S Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(86)	U.S. Treasury Notes (10 Year)	March 2016	$10,827,937	$8,458
324	U.S. Treasury Notes (2 Year)	March 2016	$70,383,938	(83,517)
(668)	U.S. Treasury Notes (5 Year)	March 2016	$79,037,969	176,892
Total				$101,833

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
Euro Dollar 90-Day	Put	6/13/16	$97.88	197	$1,231
Euro Dollar 90-Day	Put	6/13/16	$98.63	197	1,231
Total					$2,462

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
Euro Dollar 90-Day	Put	6/13/16	$98.25	394	$(2,463)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.90%[1]	3-month LIBOR	N/A	5/11/17	$30,000	$(5,444)
0.81%[1]	3-month LIBOR	N/A	5/19/17	$50,000	(89,613)
0.77%[1]	3-month LIBOR	N/A	10/02/17	$10,000	(45,311)
0.75%[1]	3-month LIBOR	N/A	10/09/17	$42,000	(218,552)
0.68%[1]	3-month LIBOR	N/A	10/16/17	$20,000	(135,031)
0.99%[1]	3-month LIBOR	N/A	11/25/17	$30,000	(72,542)
1.53%[2]	3-month LIBOR	N/A	4/27/20	$20,000	39,417
1.68%[2]	3-month LIBOR	4/05/16[3]	5/31/20	$3,000	2,479
Total					$(524,597)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in

34	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Schedule of Investments (continued)	Series S Portfolio

determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$87,433,526	$35,425	$87,468,951
Capital Trusts	—	1,311,624	—	1,311,624
Corporate Bonds	—	136,370,896	—	136,370,896
Foreign Government Obligations	—	598,856	—	598,856
Non-Agency Mortgage-Backed Securities	—	80,915,365	64,912	80,980,277
U.S. Government Sponsored Agency Securities	—	56,104,927	—	56,104,927
Short-Term Securities	$1,166,328	—	—	1,166,328
Options Purchased:
Interest Rate Contracts	2,462	—	—	2,462
Liabilities:
Investments:
TBA Sale Commitments	—	(3,939,570)	—	(3,939,570)

Total	$1,168,790	$358,795,624	$100,337	$360,064,751

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$185,350	$41,896	—	$227,246
Liabilities:
Interest rate contracts	(85,980)	(566,493)	—	(652,473)

Total	$99,370	$(524,597)	—	$(425,227)

[1]     Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$13,367	—	—	$13,367
Cash pledged for financial futures contracts	584,920	—	—	584,920
Cash pledged for centrally cleared swaps	606,930	—	—	606,930
Liabilities:
Reverse repurchase agreements	—	$(90,627,696)	—	(90,627,696)

Total	$1,205,217	$(90,627,696)	—	$(89,422,479)

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015	35

Schedule of Investments (concluded)	Series S Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2015	$4,814,259	$1,415,287	$131,127	$6,360,673
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	(3,216,629)	—	—	(3,216,629)
Accrued discounts/premiums	24	—	25	49
Net realized gain (loss)	3,378	(26,085)	708	(21,999)
Net change in unrealized appreciation (depreciation)[2]	656	46,883	(1,764)	45,775
Purchases	—	—	—	—
Sales	(1,566,263)	—	(65,184)	(1,631,447)
Maturities	—	(1,436,085)	—	(1,436,085)

Closing Balance, as of December 31, 2015	$35,425	—	$64,912	$100,337

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2015[2]	$2,416	—	$(1,764)	$652

[1]

As of March 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,216,629 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

36	BLACKROCK ALLOCATION TARGET SHARES	DECEMBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date:	February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date:	February 23, 2016